Note 22 - Condensed Financial Statements of 1st Constitution Bancorp (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

22.           Condensed Financial Statements of 1st Constitution Bancorp (Parent Company Only)

CONDENSED STATEMENTS OF CONDITION

	December 31, 2012	December 31, 2011
Assets:
Cash	$271,638	$658,959
Investment securities available for sale	557,000	557,000
Investment in subsidiaries	80,461,566	70,155,460
Other assets	2,320,328	2,185,356
Total Assets	$83,610,532	$73,556,775

Liabilities And Shareholders’ Equity
Subordinated debentures	$18,557,000	$18,557,000
Shareholders’ equity	65,053,532	54,999,775
Total Liabilities and Shareholders’ Equity	$83,610,532	$73,556,775

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Year ended December 31,
	2012	2011
Income:
Interest	$14,541	$13,327
Total Income	14,541	13,327

Expense:
Interest	397,920	694,141
Total Expense	397,920	694,141

Loss before income taxes and equity in undistributed income of Subsidiaries	(383,379)	(680,814)
Federal income tax benefit	(131,232)	(232,157)

Loss before equity in undistributed income of subsidiaries	(252,147)	(448,657)
Equity in undistributed income of subsidiaries	5,312,651	4,380,100
Net Income	5,060,504	3,931,443
Equity in other comprehensive income (loss) of subsidiaries	(287,169)	993,288
Comprehensive Income	$4,773,335	$4,924,731

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2012	2011
Operating Activities:
Net Income	$5,060,504	$3,931,443
Adjustments:
(Increase) in other assets	(134,972)	(472,963)
Equity in undistributed income of subsidiaries	(5,312,651)	(4,380,100)
Net cash used in operating activities	(387,119)	(921,620)

Cash Flows From Investing Activities:
Investment in subsidiary	(5,181,472)	0
Repayment of investment in subsidiaries	0	549,870
Net cash (used in) provided by investing activities	(5,181,472)	549,870

Cash Flows From Financing Activities:
Issuance of common stock, net	5,303,840	336,355
Reissue (purchase) of treasury stock	(122,570)	(33,063)
Net cash provided by financing activities	5,181,270	303,292

Net (decrease) in cash	(387,321)	(68,458)
Cash at beginning of year	658,959	727,417
Cash at end of year	$271,638	$658,959